UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-23232

HARTFORD FUNDS MASTER FUND

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

HARTFORDFUNDS

Our benchmark is the investor.®

# Hartford Global Impact Fund

## Semi-Annual Report

April 30, 2018 (Unaudited)

A MESSAGE FROM THE PRESIDENT

Dear Shareholders:

Thank you for investing in Hartford Funds. The following is the Funds’ Semi-Annual Report, covering the period from November 1, 2017 through April 30, 2018.

Market Review

While U.S. stocks, as measured by the S&P 500 Index (the “Index”),1 saw a 21.8% return as of 2017 year end, U.S. equities have experienced a nearly flat return of 0.4% along with increased volatility year-to-date as of April 30.

The Index has experienced more than 20 days with swings of 1% or more this year, compared to eight days for all of 2017. Rising interest rates, inflation anxiety, and concerns surrounding U.S. tariffs and trade policies have contributed to the return of volatility.

In the six-month period that ended April 30, 2018, the U.S. Federal Reserve (Fed) continued its cycle of interest-rate increases by raising rates twice, each time by 0.25%. As of the end of April, short-term rates range from 1.5% to 1.75%. At the time of this writing, expectations were for a continued gradual increase throughout 2018. Central banks overseas are also expected to begin removing accommodative policies by raising interest rates, which may impact global markets.

Going forward, politics both at home and abroad are likely to continue playing a key role in driving market movements. In December, the first significant overhaul of the U.S. tax code in more than 30 years was signed into law. Geopolitical tensions continue to persist around U.S. engagement with Syria and North Korea, heightening market uncertainty. In Europe, uncertainty remains with respect to Britain’s “Brexit” undertaking to leave the European Union, which could influence markets or cause an uptick in volatility.

We encourage you to maintain a strong relationship with your financial advisor, who can help guide you through shifting markets confidently. He or she can help you proactively build a portfolio that takes market uncertainty into account, along with your unique investment goals and risk tolerances. Your financial advisor can help you find a fit within our family of funds as you work toward those goals.

Thank you again for investing in Hartford Funds. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. The index is unmanaged and not available for direct investment. Past performance is not indicative of future results.

Fund Performance and Summary

Hartford Global Impact Fund inception 02/28/2017

(advised by Hartford Funds Management Company, LLC (“HFMC” or the “Investment Manager”))	Investment objective – The Fund seeks long-term capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/18)

	6 Months[1]	1 Year	Since Inception[1,4]
Global Impact Fund A2	5.13%	19.05%	18.80%
Global Impact Fund A3	-0.65%	12.50%	13.18%
Global Impact Fund C2	4.72%	18.21%	17.88%
Global Impact Fund C3	3.72%	17.21%	17.88%
Global Impact Fund I2	5.36%	19.62%	19.28%
Global Impact Fund R3[2]	5.28%	19.22%	18.94%
Global Impact Fund R4[2]	5.17%	19.21%	18.93%
Global Impact Fund R5[2]	5.33%	19.48%	19.16%
Global Impact Fund R6[2]	5.41%	19.67%	19.33%
Global Impact Fund Y2	5.34%	19.49%	19.17%
Global Impact Fund F2	5.46%	19.64%	19.30%
MSCI All Country World Index (Net)	3.56%	14.16%	14.70%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Inception: 2/28/2017

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across developed markets and emerging markets countries.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

2

Hartford Global Impact Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

Operating Expenses*

	Net	Gross
Global Impact Fund Class A	1.21%	5.13%
Global Impact Fund Class C	1.96%	5.88%
Global Impact Fund Class I	0.91%	4.66%
Global Impact Fund Class R3	1.43%	5.35%
Global Impact Fund Class R4	1.13%	5.05%
Global Impact Fund Class R5	0.83%	4.75%
Global Impact Fund Class R6	0.71%	4.64%
Global Impact Fund Class Y	0.77%	4.69%
Global Impact Fund Class F	0.71%	4.64%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce the Fund’s gross expenses. These arrangements remain in effect until 2/28/19 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Expenses shown include the expenses of the Fund and its allocated share of the Global Impact Master Portfolio (“Master Portfolio”) in which the Fund invests. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. •Small-cap securities can have greater risks and volatility than large-cap securities. •Investing in companies that seek to address major social and environmental challenges may cause the Fund to forego certain investment opportunities and underperform funds that do not have a similar focus. •By investing in cash and money market investments, the Fund may lose the benefit of market upswings. •The Fund invests in a master portfolio so it is subject to master-feeder structure risk. Other feeder funds may invest in the master portfolio. A large-scale redemption by another feeder fund may increase the proportionate share of the costs of the master portfolio borne by the remaining feeder fund shareholders, including the Fund.

The Fund invests all of its assets in the Global Impact Master Portfolio, the investment breakdown of which is shown below.

Composition by Country in the Global Impact Master Portfolio

as of April 30, 2018

Country	Percentage of Net Assets
Australia	2.3%
Bangladesh	3.0
Brazil	7.0
China	4.6
Denmark	1.8
France	2.8
Germany	1.5
Hong Kong	2.9
India	8.3
Israel	1.3
Japan	2.1
Kenya	3.3
Luxembourg	1.4
Netherlands	4.6
South Africa	1.2
South Korea	1.7
Spain	2.3
Switzerland	1.2
United Kingdom	7.9
United States	38.5
Short-Term Investments	2.5
Other Assets & Liabilities	(2.2)

Total	100.0%

The table above is based on Bloomberg’s country of risk classifications. For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Composition by Sector in the Global Impact Master Portfolio

as of April 30, 2018

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	12.7%
Consumer Staples	3.4
Financials	7.5
Health Care	16.2
Industrials	14.9
Information Technology	20.1
Real Estate	2.4
Telecommunication Services	7.7
Utilities	14.8

Total	99.7%

Short-Term Investments	2.5
Other Assets & Liabilities	(2.2)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

3

Hartford Global Impact Fund

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2017 through April 30, 2018. To the extent the Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of the Fund are equal to the class’s annualized expense ratio multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hartford Global Impact Fund(1)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,051.30	$6.21	$1,000.00	$1,018.75	$6.11	1.22%	181	365
Class C	$1,000.00	$1,047.20	$9.95	$1,000.00	$1,015.08	$9.79	1.96%	181	365
Class I	$1,000.00	$1,053.60	$4.23	$1,000.00	$1,020.68	$4.16	0.83%	181	365
Class R3	$1,000.00	$1,052.80	$5.29	$1,000.00	$1,019.64	$5.21	1.04%	181	365
Class R4	$1,000.00	$1,051.70	$5.49	$1,000.00	$1,019.44	$5.41	1.08%	181	365
Class R5	$1,000.00	$1,053.30	$4.53	$1,000.00	$1,020.38	$4.46	0.89%	181	365
Class R6	$1,000.00	$1,054.10	$4.02	$1,000.00	$1,020.88	$3.96	0.79%	181	365
Class Y	$1,000.00	$1,053.40	$4.28	$1,000.00	$1,020.63	$4.21	0.84%	181	365
Class F	$1,000.00	$1,054.60	$4.02	$1,000.00	$1,020.88	$3.96	0.79%	181	365

(1)	Includes the Fund’s allocated share of the Master Portfolio’s expenses.

4

Hartford Global Impact Fund

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Hartford Global Impact Fund
Assets:
Investments in the Master Portfolio, at market value	$29,627,118
Receivables:
Fund shares sold	50,277
Other assets	108,436

Total assets	29,785,831

Liabilities:
Payables:
Transfer agent fees	123
Accounting services fees	1,085
Fund administration fees	1,808
Distribution fees	28
Accrued expenses	11,752

Total liabilities	14,796

Net assets	$29,771,035

Summary of Net Assets:
Capital stock and paid-in-capital	$27,338,883
Undistributed (distributions in excess of) net investment income	77,846
Accumulated net realized gain (loss) allocated from the Master Portfolio	1,968,682
Unrealized appreciation (depreciation) of investments and the translation of assets and liabilities denominated in foreign currency allocated from the Master Portfolio	385,624

Net assets	$29,771,035

Shares authorized	175,000,000

Par value	$0.0010

Class A: Net asset value per share	$11.87

Maximum offering price per share	$12.56

Shares outstanding	26,403

Net Assets	$313,462

Class C: Net asset value per share	$11.71

Shares outstanding	1,697

Net Assets	$19,873

Class I: Net asset value per share	$11.80

Shares outstanding	125,984

Net Assets	$1,486,118

Class R3: Net asset value per share	$11.74

Shares outstanding	1,043

Net Assets	$12,239

Class R4: Net asset value per share	$11.84

Shares outstanding	1,817

Net Assets	$21,513

Class R5: Net asset value per share	$11.74

Shares outstanding	1,045

Net Assets	$12,271

Class R6: Net asset value per share	$11.75

Shares outstanding	1,046

Net Assets	$12,285

Class Y: Net asset value per share	$11.73

Shares outstanding	2,022

Net Assets	$23,724

Class F: Net asset value per share	$11.91

Shares outstanding	2,340,761

Net Assets	$27,869,550

Cost of investments in Master Portfolio	$29,226,575

The accompanying notes are an integral part of these financial statements.

5

Hartford Global Impact Fund

Statement of Operations

For the Six-Month Period Ended April 30, 2018 (Unaudited)

Hartford Global Impact Fund
Investment Income:
Dividends allocated from Master Portfolio	$199,481
Interest allocated from Master Portfolio	970
Securities lending allocated from Master Portfolio	7,408
Less: Foreign tax withheld allocated from Master Portfolio	(13,028)
Expenses allocated from Master Portfolio	(142,800)

Total investment income allocated from Master Portfolio	52,031

Expenses:
Administrative services fees
Class R3	12
Class R4	15
Class R5	6
Transfer agent fees
Class A	219
Class C	22
Class I	182
Class R3	1
Class R4	2
Class R5	1
Class Y	5
Class F	7
Distribution fees
Class A	272
Class C	92
Class R3	30
Class R4	24
Custodian fees	614
Registration and filing fees	87,374
Accounting services fees	5,951
Fund administration fees	9,917
Audit fees	8,581
Other expenses	29,015

Total expenses (before waivers and fees paid indirectly)	142,342
Expense waivers	(168,099)
Distribution fee reimbursements	(59)

Total waivers and fees paid indirectly	(168,158)

Total expenses (reimbursements), net	(25,816)

Net Investment Income (Loss)	77,847

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain (loss) on investments allocated from Master Portfolio	2,055,346
Less: Foreign taxes paid on realized capital gains	(59,023)
Net realized gain (loss) on other foreign currency transactions allocated from Master Portfolio	568

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	1,996,891

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments allocated from Master Portfolio	(603,406)
Net unrealized appreciation (depreciation) of foreign currency contracts allocated from Master Portfolio	15,613
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies allocated from Master Portfolio	(741)

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(588,534)

Net Gain (Loss) on Investments and Foreign Currency Transactions	1,408,357

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,486,204

The accompanying notes are an integral part of these financial statements.

6

Hartford Global Impact Fund

Statement of Changes in Net Assets

	Hartford Global Impact Fund
	For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Period Ended October 31, 2017(1)
Operations:
Net investment income (loss)	$77,847	$92,390
Net realized gain (loss) on investments and foreign currency transactions	1,996,891	777,510
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	(588,534)	974,158

Net Increase (Decrease) in Net Assets Resulting from Operations	1,486,204	1,844,058

Distributions to Shareholders:
From net investment income
Class C	(75)	—
Class I	(13,700)	—
Class R3	(151)	—
Class R4	(81)	—
Class R5	(179)	—
Class R6	(188)	—
Class Y	(190)	—
Class F	(45,135)	—

Total from net investment income	(59,699)	—

From net realized gain on investments
Class A	(5,706)	—
Class C	(499)	—
Class I	(36,426)	—
Class R3	(350)	—
Class R4	(605)	—
Class R5	(350)	—
Class R6	(350)	—
Class Y	(350)	—
Class F	(793,775)	—

Total from net realized gain on investments	(838,411)	—

Total distributions	(898,110)	—

Capital Share Transactions:
Sold	409,733	26,441,087
Issued on reinvestment of distributions	887,214	—
Redeemed	(6,516)	(400,052)
Other Capital	7,417	—

Net increase from capital share transactions	1,297,848	26,041,035

Net Increase (Decrease) in Net Assets	1,885,942	27,885,093

Net Assets:
Beginning of period	27,885,093	—

End of period	$29,771,035	$27,885,093

Undistributed (distributions in excess of) net investment income	$77,846	$59,698

(1) Commenced operations on February 28, 2017.

The accompanying notes are an integral part of these financial statements.

7

Hartford Global Impact Fund

Financial Highlights

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover(5)
Hartford Global Impact Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$11.63	$0.01	$0.58	$0.59	$—	$(0.35)	$(0.35)	$11.87	5.13	%(6)	$313	2.39	%(7)	1.22	%(7)	0.18	%(7)	45%
C	11.57	(0.04)	0.58	0.54	(0.05)	(0.35)	(0.40)	11.71	4.72	(6)	20	3.18	(7)	1.96	(7)	(0.64	)(7)	45
I	11.66	0.03	0.59	0.62	(0.13)	(0.35)	(0.48)	11.80	5.36	(6)	1,486	1.97	(7)	0.83	(7)	0.52	(7)	45
R3	11.63	0.02	0.59	0.61	(0.15)	(0.35)	(0.50)	11.74	5.28	(6)	12	2.66	(7)	1.04	(7)	0.28	(7)	45
R4	11.64	0.02	0.58	0.60	(0.05)	(0.35)	(0.40)	11.84	5.17	(6)	22	2.36	(7)	1.08	(7)	0.28	(7)	45
R5	11.65	0.02	0.59	0.61	(0.17)	(0.35)	(0.52)	11.74	5.33	(6)	12	2.05	(7)	0.89	(7)	0.41	(7)	45
R6	11.66	0.03	0.59	0.62	(0.18)	(0.35)	(0.53)	11.75	5.41	(6)	12	1.94	(7)	0.79	(7)	0.52	(7)	45
Y	11.65	0.03	0.58	0.61	(0.18)	(0.35)	(0.53)	11.73	5.34	(6)	24	1.99	(7)	0.84	(7)	0.39	(7)	45
F	11.66	0.03	0.59	0.62	(0.02)	(0.35)	(0.37)	11.91	5.46	(6)	27,870	1.94	(7)	0.79	(7)	0.53	(7)	45

For the Period Ended October 31, 2017(8)
A	$10.00	$0.06	$1.57	$1.63	$—	$—	$—	$11.63	16.30	%(6)	$140	5.13	%(7)	1.19	%(7)	0.76	%(7)	50%
C	10.00	0.01	1.56	1.57	—	—	—	11.57	15.70	(6)	16	5.94	(7)	2.00	(7)	0.11	(7)	50
I	10.00	0.09	1.57	1.66	—	—	—	11.66	16.60	(6)	1,214	4.76	(7)	0.86	(7)	1.26	(7)	50
R3	10.00	0.07	1.56	1.63	—	—	—	11.63	16.30	(6)	12	5.54	(7)	1.22	(7)	0.93	(7)	50
R4	10.00	0.07	1.57	1.64	—	—	—	11.64	16.40	(6)	12	5.24	(7)	1.12	(7)	1.01	(7)	50
R5	10.00	0.09	1.56	1.65	—	—	—	11.65	16.50	(6)	12	4.94	(7)	0.95	(7)	1.19	(7)	50
R6	10.00	0.09	1.57	1.66	—	—	—	11.66	16.60	(6)	12	4.84	(7)	0.85	(7)	1.29	(7)	50
Y	10.00	0.12	1.53	1.65	—	—	—	11.65	16.50	(6)	12	4.79	(7)	0.90	(7)	1.63	(7)	50
F	10.00	0.10	1.56	1.66	—	—	—	11.66	16.50	(6)	26,456	4.74	(7)	0.85	(7)	1.28	(7)	50

(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3)	Includes the Fund’s share of the Master Portfolio’s allocated expenses.
(4)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(5)	The portfolio turnover of the Fund is reflective of the portfolio turnover of the Master Portfolio.
(6)	Not annualized.
(7)	Annualized.
(8)	Commenced operations on February 28, 2017.

The accompanying notes are an integral part of these financial statements.

8

Hartford Global Impact Fund

Notes to Financial Statements

April 30, 2018 (Unaudited)

1.	Organization:

Hartford Global Impact Fund (the “Fund”) is a series of The Hartford Mutual Funds, Inc. (the “Company”). The Company is an open-end registered management investment company comprised of forty-three series as of April 30, 2018.

The Fund operates as a “feeder fund,’’ which means it invests all of its investable assets in the Global Impact Master Portfolio (the “Master Portfolio”). As of April 30, 2018, the Fund owned approximately 85.0% of the Master Portfolio. The Master Portfolio is a series of Hartford Funds Master Fund. The Fund has the same investment objective and limitations as the Master Portfolio in which it invests. The Fund does not buy investment securities directly. The Master Portfolio, on the other hand, invests directly in portfolio securities. The performance of the Fund is affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

The assets of the Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a diversified open-end management investment company. The Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

The Fund has registered for sale Class A, Class T, Class C, Class I, Class R3, Class R4, Class R5, Class R6, Class Y and Class F shares. As of April 30, 2018, Class T shares have not commenced operations. Class A shares are sold with a front-end sales charge of up to 5.50%. Class T shares have a front-end sales charge of up to 2.50%. Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Classes I, R3, R4, R5, R6, Y and F shares are sold without a sales charge.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Investment Valuation – An investment in the Master Portfolio is valued daily based on the Fund’s proportionate share of the Master Portfolio’s net assets, which is also valued daily. Valuation of the securities held by the Master Portfolio is discussed in the notes to the Master Portfolio’s financial statements included elsewhere in this report.

b)	Determination of Net Asset Value – The per share net asset value (“NAV”) of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

c)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(b)). The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Disclosure about the classification of fair value measurements is included in a table following the Master Portfolio’s Investment portfolio.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

9

Hartford Global Impact Fund

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

3.	Principal Risks:

Because the Fund invests in the Master Portfolio, the Fund is subject to risks related to the master-feeder structure. Other “feeder” funds may also invest in the Master Portfolio. As shareholders of the Master Portfolio, feeder funds, including the Fund, vote on matters pertaining to the Master Portfolio. Feeder funds with a greater pro rata ownership of the Master Portfolio could have effective voting control of the operations of the Master Portfolio. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Portfolio borne by the remaining feeder fund shareholders, including the Fund. The risks described below are some of the risks that the Fund is exposed to through its investment in the Master Portfolio.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of the Master Portfolio’s exposure to market risk is the market value of the investments held as shown in the Master Portfolio’s schedule of investments.

Certain investments held by the Master Portfolio expose the Master Portfolio to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage backed securities, senior floating rate interests and certain asset backed securities. For certain asset backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets. Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. The Master Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Master Portfolio has unsettled or open transactions will default.

4.	Federal Income Taxes:

a)

The Fund intends to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders. The Fund

10

Hartford Global Impact Fund

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2018. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments and short-term capital gain adjustments. The character of distributions made during the period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

5.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”) serves as the Fund’s investment manager. The Company, on behalf of the Fund, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for the Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. Wellington Management Company LLP (“Wellington Management”) serves as the Master Portfolio’s sub-adviser and performs daily investment of the assets for the Master Portfolio.

The Fund has a management fee rate of 0% so long as the Fund invests all (or substantially all) of its assets in the Master Portfolio under a master-feeder structure, pursuant to the Investment Management Agreement. If, or to the extent, that the Fund were to no longer invest all (or substantially all) of its assets in the Master Portfolio, the Fund’s management fee rate would be as follows:

Management Fee Rate
0.6200% on first $500 million and;
0.6000% on next $500 million and;
0.5800% on next $1.5 billion and;
0.5750% on next $2.5 billion and;
0.5700% over $5 billion

The Master Portfolio pays a monthly management fee to HFMC as set forth below:

Management Fee Rate
0.6200% on first $500 million and;
0.6000% on next $500 million and;
0.5800% on next $1.5 billion and;
0.5750% on next $2.5 billion and;
0.5700% over $5 billion

11

Hartford Global Impact Fund

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Prior to March 1, 2018, the management fee set forth in the investment management agreement with respect to the Fund if, or to the extent, that the Fund were to no longer invest all (or substantially all) of its assets in the Master Portfolio was as follows:

Management Fee Rate
0.7500% on first $500 million and;
0.7000% on next $500 million and;
0.6800% on next $1.5 billion and;
0.6750% on next $2.5 billion and;
0.6700% over $5 billion

Prior to March 1, 2018, the Master Portfolio paid a monthly management fee to HFMC as set forth below:

Management Fee Rate
0.7500% on first $500 million and;
0.7000% on next $500 million and;
0.6800% on next $1.5 billion and;
0.6750% on next $2.5 billion and;
0.6700% over $5 billion

b)	Accounting Services Agreement – HFMC provides the Hartford Global Impact Fund with accounting services pursuant to a fund accounting agreement by and between The Hartford Mutual Funds, Inc., on behalf of the Hartford Global Impact Fund, and HFMC. In consideration of services rendered and expenses assumed pursuant to this agreement, the Hartford Global Impact Fund pays HFMC a flat fee of $52,000 per year. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company. The costs and expenses of such delegation are borne by HFMC, not by the Hartford Global Impact Fund.

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each series within the Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2018, HFMC contractually limited the total operating expenses of the Fund (including expenses allocated from the Master Portfolio) (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) through February 28, 2019 as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Hartford Global Impact Fund	1.19%	1.94%	0.89%	1.41%	1.11%	0.81%	0.69%	0.75%	0.69%

d)	Fees Paid Indirectly – The Fund has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended April 30, 2018, these amounts, if any, are included in the Statements of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Hartford Global Impact Fund	1.22%	1.96%	0.83%	1.04%	1.08%	0.89%	0.79%	0.84%	0.79%

e)	Sales Charges and Distribution and Service Plan for Class A, T, C, R3 and R4 Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of the Fund. For the six-month period ended April 30, 2018, HFD did not receive any front-end sales charges or contingent deferred sales charges with respect to the Fund.

The Board of Directors of the Company has approved the adoption of a separate distribution plan (each a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for each of Class A, T, C, R3 and R4 shares. Under a Plan, Class A, Class T, Class C, Class R3 and Class R4 shares of the Fund, as applicable, bear distribution and/or service fees paid to HFD, some of which may be paid to select broker-dealers. Pursuant to the Class A Plan, the Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable

12

Hartford Global Impact Fund

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class T Plan, the Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class T shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. As of April 30, 2018, Class T shares have not commenced operations. Pursuant to the Class C Plan, the Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, the Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, the Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. The Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company’s Board of Directors may determine.

f)	Other Related Party Transactions – Certain officers of the Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2018, a portion of the Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to the Fund, as represented in other expenses on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Hartford Global Impact Fund	$49

Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to the Fund. The Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of the Fund or (ii) a Specified Amount (as defined below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to DST Asset Manager Solutions, Inc. (“DST”) (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and DST (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin. HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to DST. The Fund does not pay any fee directly to DST; rather, HASCO makes all such payments to DST. The accrued amount shown can be found in the Statement of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.

Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class Y	0.06%
Class R3	0.02%
Class R4	0.02%
Class R5	0.02%
Class R6	0.004%*
Class F	0.004%*

*	For the period November 1, 2017 through February 28, 2018, the Specified Amount for Class R6 and Class F was equal to 0.00% of average daily net assets.

13

Hartford Global Impact Fund

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

For the six-month period ended April 30, 2018, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class’ average daily net assets is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Hartford Global Impact Fund	0.20%	0.24%	0.03%	0.02%	0.02%	0.02%	0.00%	0.05%	0.00%

Administrative services fees for third-party recordkeeping services are payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Classes R3, R4 and R5 shares, respectively. The total administrative services fees are shown on the Statements of Operations. These fees are accrued daily and paid monthly.

6.	Affiliate Holdings:

As of April 30, 2018, affiliates of The Hartford had ownership of shares in the Fund as follows:

Percentage of Class:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Hartford Global Impact Fund	4%	61%	39%	100%	57%	100%	100%	52%	50%

Percentage of Fund:

Fund	Class A		Class C		Class I	Class R3		Class R4		Class R5		Class R6		Class Y		Class F
Hartford Global Impact Fund	—	%*	—	%*	2%	—	%*	—	%*	—	%*	—	%*	—	%*	47%

*	Percentage rounds to zero.

7.	Security Transactions and Income Recognition:

Securities transactions are recorded on a trade date basis in the Master Portfolio. Realized gains or losses in the Master Portfolio are recorded on the basis of identified cost.

Interest income is accrued daily based on the effective interest method by the Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in the Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Income from foreign securities in the Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

The Fund records daily its proportionate share of the Master Portfolio’s interest and dividend income, expenses and realized and unrealized gains or losses.

14

Hartford Global Impact Fund

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

8.	Capital Share Transactions:

The following information is for the six-month period ended April 30, 2018, and the period ended October 31, 2017:

Hartford Global Impact Fund
	For the Six-Month Period Ended April 30, 2018		For the Period Ended October 31, 2017(1)
	Shares	Amount	Shares	Amount
Class A
Shares Sold	13,832	$166,009	12,082	$133,398
Shares Issued for Reinvested Dividends	490	5,706	—	—
Shares Redeemed	—	—	(1)	(10)
Other Capital	—	67	—	—

Net Increase (Decrease)	14,322	171,782	12,081	133,388

Class C
Shares Sold	268	$3,300	1,380	$14,010
Shares Issued for Reinvested Dividends	50	575	—	—
Shares Redeemed	—	—	(1)	(10)
Other Capital	—	5	—	—

Net Increase (Decrease)	318	3,880	1,379	14,000

Class I
Shares Sold	18,078	$219,885	111,880	$1,163,260
Shares Issued for Reinvested Dividends	4,283	50,126	—	—
Shares Redeemed	(542)	(6,516)	(7,715)	(84,613)
Other Capital	—	368	—	—

Net Increase (Decrease)	21,819	263,863	104,165	1,078,647

Class R3
Shares Sold	—	$—	1,001	$10,010
Shares Issued for Reinvested Dividends	43	501	—	—
Shares Redeemed	—	—	(1)	(10)
Other Capital	—	3	—	—

Net Increase (Decrease)	43	504	1,000	10,000

Class R4
Shares Sold	758	$8,914	1,001	$10,010
Shares Issued for Reinvested Dividends	59	686	—	—
Shares Redeemed	—	—	(1)	(10)
Other Capital	—	6	—	—

Net Increase (Decrease)	817	9,606	1,000	10,000

Class R5
Shares Sold	—	$—	1,001	$10,010
Shares Issued for Reinvested Dividends	45	528	—	—
Shares Redeemed	—	—	(1)	(10)
Other Capital	—	3	—	—

Net Increase (Decrease)	45	531	1,000	10,000

Class R6
Shares Sold	—	$—	1,001	$10,010
Shares Issued for Reinvested Dividends	46	538	—	—
Shares Redeemed	—	—	(1)	(10)
Other Capital	—	3	—	—

Net Increase (Decrease)	46	541	1,000	10,000

15

Hartford Global Impact Fund

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Hartford Global Impact Fund – (continued)
	For the Six-Month Period Ended April 30, 2018		For the Period Ended October 31, 2017(1)
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	976	$11,625	30,558	$310,010
Shares Issued for Reinvested Dividends	46	540	—	—
Shares Redeemed	—	—	(29,558)	(315,379)
Other Capital	—	6	—	—

Net Increase (Decrease)	1,022	12,171	1,000	(5,369)

Class F
Shares Sold	—	$—	2,269,934	$24,780,369
Shares Issued for Reinvested Dividends	70,827	828,014	—	—
Other Capital	—	6,956	—	—

Net Increase (Decrease)	70,827	834,970	2,269,934	24,780,369

Total Net Increase (Decrease)	109,259	$1,297,848	2,392,559	$26,041,035

(1) Commenced operations on February 28, 2017.

9.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings.

HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. In March 2014, the plaintiffs filed a new complaint that, among other things, added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (“HFMC”), which assumed the role as investment manager to the funds as of January 2013. In June 2015, HFMC and HIFSCO moved for summary judgment, and plaintiffs cross-moved for partial summary judgment with respect to The Hartford Capital Appreciation Fund. In March 2016, the court, in large part, denied summary judgment for all parties. The court granted judgment for HFMC and HIFSCO with respect to all claims made by The Hartford Small Company Fund and certain claims made by The Hartford Floating Rate Fund. The court further ruled that the appropriate measure of damages on the surviving

16

Hartford Global Impact Fund

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

claims is the difference, if any, between the actual advisory fees paid through trial and those that could have been paid under the applicable legal standard. A bench trial on the issue of liability was held in November 2016. On February 28, 2017, the court granted judgment for HIFSCO and HFMC as to all claims. On March 23, 2017, plaintiffs appealed to the United States Court of Appeals for the Third Circuit.

No accrual for litigation relating to this matter has been recorded in the financial statements of the Fund because the Fund is not party to the suit.

11.	Subsequent Events:

In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2018, events and transactions subsequent to April 30, 2018, through the date the financial statements were issued have been evaluated by the Fund’s management for possible adjustment and/or disclosure. The following subsequent events requiring financial statement adjustment or disclosure have been identified.

Effective October 1, 2018, Class C shares automatically convert to Class A shares after ten years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least ten years. Effective October 1, 2018, Class C shares held in an account directly through the Fund’s transfer agent for which no financial intermediary is specified or Hartford Funds Distributors, LLC is listed as the dealer of record will periodically be converted to Class A shares. Effective October 1, 2018, the Fund no longer accepts direct purchases of Class C shares by accounts for which no broker-dealer or other financial intermediary is specified. Any such direct purchase received by the Fund’s transfer agent for Class C shares for such accounts will automatically be invested in Class A shares. For more information on the above referenced changes, please see the Fund’s most recent prospectus.

17

Global Impact Master Portfolio

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7%
	Australia - 2.3%
55,247	SEEK Ltd.	$803,614

	Bangladesh - 3.0%
185,825	GrameenPhone Ltd.	1,051,050

	Brazil - 7.0%
201,775	Kroton Educacional S.A.	806,939
186,030	MRV Engenharia e Participacoes S.A.	796,543
25,208	Pagseguro Digital Ltd. Class A*	837,662

		2,441,144

	China - 4.6%
2,956,995	CT Environmental Group Ltd.	449,911
1,661,330	Huaneng Renewables Corp. Ltd. Class H	737,801
24,505	Sunny Optical Technology Group Co., Ltd.	399,863

		1,587,575

	Denmark - 1.8%
9,909	Vestas Wind Systems A/S	641,031

	France - 2.8%
11,365	Kaufman & Broad S.A.	598,730
25,512	Suez	367,923

		966,653

	Germany - 1.5%
4,680	LEG Immobilien AG	539,619

	Hong Kong - 2.9%
1,230,600	Canvest Environmental Protection Group Co., Ltd.	682,741
350,200	China Water Affairs Group Ltd.	332,357

		1,015,098

	India - 8.3%
29,969	Bharat Financial Inclusion Ltd.*	519,952
47,117	Indiabulls Housing Finance Ltd.	918,208
45,787	Repco Home Finance Ltd.	440,099
29,822	Shriram Transport Finance Co., Ltd.	716,574
195,869	Vakrangee Ltd.	292,233

		2,887,066

	Israel - 1.3%
25,145	Teva Pharmaceutical Industries Ltd.	452,828

	Japan - 2.1%
6,258	Eisai Co., Ltd.	419,718
9,708	Katitas Co., Ltd.*	312,272

		731,990

	Kenya - 3.3%
4,060,115	Safaricom plc	1,144,374

	Luxembourg - 1.4%
7,274	Millicom International Cellular S.A.	481,820

	Netherlands - 4.6%
21,625	Basic-Fit N.V.*(1)	651,553
13,902	Koninklijke Philips N.V.	588,419
11,926	Philips Lighting N.V.(1)	362,691

		1,602,663

	South Africa - 1.2%
50,729	Net 1 UEPS Technologies, Inc.*	418,007

	South Korea - 1.7%
3,450	Samsung SDI Co., Ltd.	587,465

	Spain - 2.3%
9,533	Acciona S.A.	797,400

	Switzerland - 1.2%
5,474	Landis+Gyr Group AG*(2)	$411,422

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	United Kingdom - 7.9%
32,242	Genus plc	$1,115,052
12,868	Hikma Pharmaceuticals plc	226,894
134,849	PureCircle Ltd.*	712,883
102,780	Sophos Group plc(1)	701,805

		2,756,634

	United States - 38.5%
23,921	Advanced Drainage Systems, Inc.	602,809
6,567	Aimmune Therapeutics, Inc.*	203,840
4,480	Alkermes plc*	198,330
2,578	athenahealth, Inc.*	315,728
20,644	Avangrid, Inc.	1,088,145
2,874	Bright Horizons Family Solutions, Inc.*	272,685
14,981	Clean Harbors, Inc.*	686,130
42,082	Covanta Holding Corp.	627,022
2,425	First Solar, Inc.*	171,957
4,367	Global Blood Therapeutics, Inc.*	192,803
86,201	Invitae Corp.*	476,691
9,766	Itron, Inc.*	638,696
21,874	Johnson Controls International plc	740,872
62,925	Laureate Education, Inc. Class A*	888,501
42,669	Nuance Communications, Inc.*	628,088
37,585	Pattern Energy Group, Inc.	683,295
15,674	Rapid7, Inc.*	442,634
18,985	Sprouts Farmers Market, Inc.*	475,194
10,394	Square, Inc. Class A*	492,052
25,622	Stratasys Ltd.*	491,174
4,353	Teladoc, Inc.*(2)	187,179
1,459	Tesla, Inc.*(2)	428,800
1,528	Thermo Fisher Scientific, Inc.	321,415
6,702	Ubiquiti Networks, Inc.*(2)	477,584
5,670	Watts Water Technologies, Inc. Class A	422,415
4,682	Xylem, Inc.	341,318
11,233	Zoetis, Inc.	937,731

		13,433,088

	Total Common Stocks (cost $34,497,734)	$34,750,541

	Total Long-Term Investments (cost $34,497,734)	$34,750,541

SHORT-TERM INVESTMENTS - 2.5%
	Securities Lending Collateral - 2.5%
44,290	Citibank NA DDCA, 1.50%, 5/1/2018(3)	$44,290
471,333	Goldman Sachs Financial Sq, Government Institutional Fund, 1.60%(3)	471,333
370,177	Invesco Government & Agency Portfolio, 1.60%(3)	370,177

		885,800

	Total Short-Term Investments (cost $885,800)	$885,800

Total Investments (cost $35,383,534)	102.2%	$35,636,341
Other Assets and Liabilities	(2.2)%	(767,513)

Total Net Assets	100.0%	$34,868,828

The accompanying notes are an integral part of these financial statements.

18

Global Impact Master Portfolio

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Trustees in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $1,716,049, which represented 4.9% of total net assets.

(2)	Represents entire or partial securities on loan. See Note 9 in the accompanying Notes to Financial Statements for securities lending information.

(3)	Current yield as of period end.

Foreign Currency Contracts Outstanding at April 30, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
1,043,849	USD	69,750,000	INR	SCB	10/23/18	$18,378	$—

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
SCB	Standard Chartered Bank

Currency Abbreviations:
INR	Indian Rupee
USD	United States Dollar

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account

The accompanying notes are an integral part of these financial statements.

19

Global Impact Master Portfolio

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Master Portfolio’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$803,614	$—	$803,614	$—
Bangladesh	1,051,050	1,051,050	—	—
Brazil	2,441,144	2,441,144	—	—
China	1,587,575	—	1,587,575	—
Denmark	641,031	—	641,031	—
France	966,653	—	966,653	—
Germany	539,619	—	539,619	—
Hong Kong	1,015,098	—	1,015,098	—
India	2,887,066	—	2,887,066	—
Israel	452,828	—	452,828	—
Japan	731,990	—	731,990	—
Kenya	1,144,374	—	1,144,374	—
Luxembourg	481,820	—	481,820	—
Netherlands	1,602,663	651,553	951,110	—
South Africa	418,007	418,007	—	—
South Korea	587,465	—	587,465	—
Spain	797,400	—	797,400	—
Switzerland	411,422	—	411,422	—
United Kingdom	2,756,634	712,883	2,043,751	—
United States	13,433,088	13,433,088	—	—
Short-Term Investments	885,800	885,800	—	—
Foreign Currency Contracts(2)	18,378	—	18,378	—

Total	$35,654,719	$19,593,525	$16,061,194	$—

(1)	For the six-month period ended April 30, 2018, investments valued at $2,314,144 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; there were no transfers from Level 2 to Level 1 and there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

20

Global Impact Master Portfolio

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Global Impact Master Portfolio
Assets:
Investments in securities, at market value(1)	$35,636,341
Foreign currency	30,926
Unrealized appreciation on foreign currency contracts	18,378
Receivables:
Investment securities sold	357,054
Dividends and interest	31,967
Securities lending income	8,126
Other assets	150

Total assets	36,082,942

Liabilities:
Bank overdraft	74,501
Obligation to return securities lending collateral	885,800
Payables:
Investment securities purchased	207,492
Investment management fees	18,028
Accounting services fees	523
Foreign taxes	18,229
Accrued expenses	9,541

Total liabilities	1,214,114

Net assets	$34,868,828

Cost of investments	$35,383,534
Cost of foreign currency	$31,127
(1) Includes Investment in securities on loan, at value	$1,114,734

The accompanying notes are an integral part of these financial statements.

21

Global Impact Master Portfolio

Statement of Operations

For the Six-Month Period Ended April 30, 2018 (Unaudited)

Global Impact Master Portfolio
Investment Income:
Dividends	$231,384
Interest	1,120
Securities lending	8,720
Less: Foreign tax withheld	(15,353)

Total investment income, net	225,871

Expenses:
Investment management fees	117,967
Custodian fees	1,574
Accounting services fees	3,016
Trustees expenses	312
Audit fees	13,487
Other expenses	27,126

Total expenses (before waivers)	163,482
Commission recapture	(77)

Total waivers and fees paid indirectly	(77)

Total expenses, net	163,405

Net Investment Income (Loss)	62,466

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain (loss) on investments	2,381,752
Less: Foreign taxes paid on realized capital gains	(66,264)
Net realized gain (loss) on other foreign currency transactions	180

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	2,315,668

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	(748,041)
Net unrealized appreciation (depreciation) of foreign currency contracts	18,378
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	(794)

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(730,457)

Net Gain (Loss) on Investments and Foreign Currency Transactions	1,585,211

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,647,677

The accompanying notes are an integral part of these financial statements.

22

Global Impact Master Portfolio

Statement of Changes in Net Assets

	Global Impact Master Portfolio
	For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Period Ended October 31, 2017(1)
Operations:
Net investment income (loss)	$62,466	$32,611
Net realized gain (loss) on investments and foreign currency transactions	2,315,668	784,026
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	(730,457)	983,049

Net Increase (Decrease) in Net Assets Resulting from Operations	1,647,677	1,799,686

Capital Transactions:
Contributions	5,716,526	26,374,938
Withdrawals	(379,150)	(290,849)

Net increase from capital share transactions	5,337,376	26,084,089

Net Increase (Decrease) in Net Assets	6,985,053	27,883,775

Net Assets:
Beginning of period	27,883,775	—

End of period	$34,868,828	$27,883,775

(1) Commenced operations on February 28, 2017.

The accompanying notes are an integral part of these financial statements.

23

Global Impact Master Portfolio

Financial Highlights

— Ratios and Supplemental Data —
Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjustments(1)		Ratio of Expenses to Average Net Assets After Adjustments(1)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Global Impact Master Portfolio
For the Six-Month Period Ended April 30, 2018 (Unaudited)
5.28	%(2)	$34,869	0.98	%(3)	0.98	%(3)	0.37	%(3)	45%

For the Period Ended October 31, 2017(4)
15.21	%(2)	$27,884	1.73	%(3)	1.73	%(3)	0.46	%(3)	50%

(1)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(2)	Not annualized.
(3)	Annualized.
(4)	Commenced operations on February 28, 2017.

The accompanying notes are an integral part of these financial statements.

24

Global Impact Master Portfolio

Notes to Financial Statements

April 30, 2018 (Unaudited)

1.	Organization:

Global Impact Master Portfolio (the “Master Portfolio”), a series of the Hartford Funds Master Fund (the “Trust”), was organized under the laws of the State of Delaware as a statutory trust on October 25, 2016. The offering of the Master Portfolio’s shares are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Beneficial interests in the Master Portfolio are not registered under the Securities Act of 1933, as amended (the “1933 Act”), because such interests are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Investments in the Master Portfolio may only be made by “accredited investors” within the meaning of Regulation D under the 1933 Act.

The Master Portfolio is a diversified open-end management investment company and applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”. The Master Portfolio operates as a “Master Fund” in a master/feeder structure which enables the feeder funds to pool their assets with other investors in the Master Portfolio, if any.

As of April 30, 2018, the Master Portfolio has affiliated funds, Hartford Global Impact Fund and Hartford Global Impact NextShares Fund (collectively, the “Feeder Funds”), with a significant ownership percentage of the Master Portfolio’s net assets. Investment activities of the Feeder Funds could have a material impact on the Master Portfolio. As of April 30, 2018, the Hartford Global Impact Fund and Hartford Global Impact NextShares Fund owned approximately 85.0% and 15.0%, respectively, of the Master Portfolio.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Master Portfolio used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Investment Valuation and Fair Value Measurements – All investments are valued as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”), although the Master Portfolio may deviate from this calculation time under unusual or unexpected circumstances. Portfolio securities and other assets held in the Master Portfolio’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported trade prices or official close price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Master Portfolio will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees of the Trust. Market prices are considered not readily available where there is an absence of current or reliable market based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Master Portfolio’s portfolio holdings or assets.

In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available.

In addition, prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Trustees of the Trust in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Master Portfolio. The value of the foreign securities or other instruments in which the Master Portfolio invests may change on days when a shareholder will not be able to purchase or redeem shares of the Master Portfolio. Fair value pricing is subjective in nature and the use of fair value pricing by the Master Portfolio may cause the net asset value (NAV) of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Master Portfolio could obtain the fair value assigned to an investment if the Master Portfolio were to sell the investment at approximately the time at which the Master Portfolio determines its NAV.

25

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Fixed income investments (other than short-term obligations and senior floating rate interests), non-exchange-traded derivatives and centrally cleared swaps held by the Master Portfolio are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Trust’s Board of Trustees. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, the Master Portfolio may use fair valuation in regard to fixed income positions when the Master Portfolio holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of options privately negotiated in the over-the-counter market (“OTC options”) and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Master Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Master Portfolio.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund as determined as of the NYSE Close on the Valuation Date. Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Trust’s Board of Trustees.

U.S. GAAP defines fair value as the price that the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Master Portfolio’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange-traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed,

26

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Trustees of the Trust generally reviews and approves the “Procedures for Valuation of Portfolio Investments” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Master Portfolio’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Trustees of the Trust. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Trustees of the Trust then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows the Master Portfolio’s Schedule of Investments.

b)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Master Portfolio will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

The Master Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Master Portfolio.

c)	Taxes – The Master Portfolio may be subject to taxes imposed on realized gains on securities of certain foreign countries in which the Master Portfolio invests. The Master Portfolio may also be subject to taxes withheld on foreign dividends from securities in which the Master Portfolio invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net realized gain on investments in these securities, if applicable.

d)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Master Portfolio does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

27

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

e)	Joint Trading Account – The Master Portfolio may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

f)	Master Portfolio Share Valuation – Orders for the Master Portfolio’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of the Master Portfolio’s shares is determined as of the close of business on each business day of the Exchange (See Note 2(a)). The NAV is determined by dividing the Master Portfolio’s net assets by the number of shares outstanding.

Orders for the purchase of the Master Portfolio’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Master Portfolio is not open for business, are priced at the next determined NAV.

3.	Securities and Other Investments:

a)	Illiquid and Restricted Investments – The Master Portfolio is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Master Portfolio’s NAV. The Master Portfolio may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Master Portfolio’s NAV. The Master Portfolio may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Trust’s Board of Trustees. See the Master Portfolio’s Schedule of Investments, if applicable, for illiquid or restricted investments as of April 30, 2018.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Master Portfolio may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Master Portfolio’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedule of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

a)	Foreign Currency Contracts – The Master Portfolio may enter into foreign currency contracts that obligate the Master Portfolio to purchase or sell currencies at specified future dates. Foreign currency contracts may be used to hedge the currency exposure associated with some or all of the Master Portfolio’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Master Portfolio as an unrealized gain or loss. The Master Portfolio will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Master Portfolio, as shown on the Schedule of Investments, had outstanding foreign currency contracts as of April 30, 2018.

28

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

b)	Additional Derivative Instrument Information:

Global Impact Master Portfolio

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2018:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$18,378	$—	$—	$—	$—	$18,378

Total	$—	$18,378	$—	$—	$—	$—	$18,378

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of foreign currency contracts	$—	$18,378	$—	$—	$—	$—	$18,378

Total	$—	$18,378	$—	$—	$—	$—	$18,378

For the period ended April 30, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Sold at Contract Amount	$1,043,849

c)	Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and the Master Portfolio’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of the Master Portfolio, or liabilities or payment obligations of the clearing brokers to the Master Portfolio, against any liabilities or payment obligations of the Master Portfolio to the clearing brokers. The Master Portfolio is required to deposit financial collateral (including cash collateral) at the Master Portfolio’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy. The following tables present the Master Portfolio’s derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statement of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by the Master Portfolio as of April 30, 2018:

Global Impact Master Portfolio

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$18,378	$—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	18,378	—

Derivatives not subject to a MNA	—	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$18,378	$—

29

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Global Impact Master Portfolio

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Standard Chartered Bank	$18,378	$—	$—	$—	$18,378

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

6.	Principal Risks:

The Master Portfolio’s investments expose it to various types of risks associated with financial instruments and the markets. The Master Portfolio may be exposed to the risks described below. The Master Portfolio’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of the Master Portfolio’s exposure to market risk is the market value of the investments held as shown in the Master Portfolio’s schedule of investments.

Certain investments held by the Master Portfolio expose the Master Portfolio to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage backed securities, senior floating rate interests and certain asset backed securities. For certain asset backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of the funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. The Master Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Master Portfolio has unsettled or open transactions will default.

A non-accredited investor may not directly purchase an interest in the Master Portfolio, but instead may purchase shares in one or more investment companies that invest all of their assets in the Master Portfolio (each, a “feeder fund”). Therefore, the Master Portfolio is also

30

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

subject to risks related to the master-feeder structure. As shareholders of the Master Portfolio, feeder funds vote on matters pertaining to the Master Portfolio. Feeder funds with a greater pro rata ownership in the Master Portfolio could have effective voting control of the operations of the Master Portfolio. Also, a large-scale redemption by one feeder fund may increase the proportionate share of the costs of the Master Portfolio borne by the remaining feeder funds.

7.	Federal Income Taxes:

The Master Portfolio is considered a partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

Any income, realized and unrealized gain or loss is deemed to pass down to the feeder funds and other investors in the Master Portfolio, if any, daily.

As of April 30, 2018, the Master Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes and the net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation at April 30, 2018, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Global Impact Master Portfolio	$35,383,534	$2,587,001	$2,315,816	$271,185

8.	Expenses:

a)	Investment Management Agreement – HFMC serves as the Master Portfolio’s investment manager. The Trust, on behalf of the Master Portfolio, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC is responsible for the management of the Master Portfolio and supervises the activities of the Master Portfolio’s sub-adviser. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of the Master Portfolio. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of the Master Portfolio in accordance with the Master Portfolio’s investment objective and policies. The Master Portfolio pays a fee to HFMC, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2018; the rates are accrued daily and paid monthly based on the Master Portfolio’s average daily net assets, at the following annual rates:

Management Fee Rates
0.6200% on first $500 million and;
0.6000% on next $500 million and;
0.5800% on next $1.5 billion and;
0.5750% on next $2.5 billion and;
0.5700% over $5 billion

Prior to March 1, 2018, the Master Portfolio paid the following rates to HFMC for Investment Management services rendered:

Management Fee Rates
0.7500% on first $500 million and;
0.7000% on next $500 million and;
0.6800% on next $1.5 billion and;
0.6750% on next $2.5 billion and;
0.6700% over $5 billion

31

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

b)	Accounting Services Agreement – HFMC provides the Master Portfolio with accounting services pursuant to a fund accounting agreement by and between Hartford Funds Master Fund, on behalf of the Master Portfolio, and HFMC. In consideration of services rendered and expenses assumed pursuant to this agreement, the Master Portfolio pays HFMC a flat fee of $50,000 per year plus an accounting services fee calculated at the following annual rate based on its average daily net assets shown below. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company. The costs and expenses of such delegation are borne by HFMC, not by the Master Portfolio.

Average Daily Net Assets	Annual Fee
First $3.5 billion	0.018%
Next $3.5 billion	0.014%
Over $7.0 billion	0.010%

9.	Securities Lending:

The Master Portfolio may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1⁄3%) of the value of its total assets. If the Master Portfolio security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Master Portfolio by the Master Portfolio’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

The Master Portfolio is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Master Portfolio’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Master Portfolio.

At April 30, 2018, the Master Portfolio had securities on loan at value, cash collateral and non-cash collateral as follows:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral(1)
Global Impact Master Portfolio	$1,114,734	$885,800	$260,747	(2)

(1)	These securities are held for the benefit of the Master Portfolio at the Master Portfolio’s custodian. The Master Portfolio cannot repledge or resell this collateral. As such, collateral is excluded from the Statement of Assets and Liabilities.
(2)	U.S. Government securities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2018.

Global Impact Master Portfolio

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$885,800	$—	$—	$—	$885,800

Total Borrowings	$885,800	$—	$—	$—	$885,800

Gross amount of recognized liabilities for securities lending transactions					$885,800

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

32

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

10.	Commitments and Contingencies

In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Master Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Portfolio that have not yet occurred. However, based on experience and knowledge of management, the Master Portfolio expects the risk of loss to be remote.

11.	Investment Transactions:

For the six-month period ended April 30, 2018, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases	Sales Proceeds
Global Impact Master Portfolio	$20,215,478	$14,873,207

12.	Line of Credit:

The Master Portfolio participates in a committed line of credit pursuant to a credit agreement. The Master Portfolio may borrow under the line of credit for temporary or emergency purposes. The Master Portfolio (together with certain other Hartford Funds) may borrow up to $400 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges a commitment fee, which is allocated to each of the funds participating in the line of credit based on average net assets of the funds. During the six-month period ended April 30, 2018, the Master Portfolio did not have borrowings under this facility.

13.	Indemnifications:

Under the Trust’s organizational documents, the Trust shall indemnify its officers and trustees to the full extent required or permitted under Delaware Law and federal securities laws. In addition, the Trust, on behalf of the Master Portfolio, may enter into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

14.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings.

HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. In March 2014, the plaintiffs filed a new complaint that, among other things, added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (“HFMC”), which assumed the role as investment manager to the funds as of January 2013. In June 2015, HFMC and HIFSCO moved for summary judgment, and plaintiffs cross-moved for partial summary judgment with respect to The Hartford Capital Appreciation Fund. In March 2016, the court, in large part, denied summary judgment for all parties. The court granted judgment for HFMC and HIFSCO with respect to all claims made by The Hartford Small Company Fund and certain claims made by The Hartford Floating Rate Fund. The court further ruled that the appropriate measure of damages on the surviving

33

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

claims is the difference, if any, between the actual advisory fees paid through trial and those that could have been paid under the applicable legal standard. A bench trial on the issue of liability was held in November 2016. On February 28, 2017, the court granted judgment for HIFSCO and HFMC as to all claims. On March 23, 2017, plaintiffs appealed to the United States Court of Appeals for the Third Circuit.

No accrual for litigation relating to this matter has been recorded in the financial statements of the Master Portfolio because the Master Portfolio is not party to the suit.

15.	Subsequent Events:

Management has evaluated all subsequent transactions and events through the date on which this statement was issued and has determined that no additional items require adjustment to or disclosure in this financial statement.

34

Additional Information regarding the Hartford Global Impact Fund and Global Impact Master Portfolio

HOW TO OBTAIN A COPY OF THE FUND’S AND MASTER PORTFOLIO’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund and the Master Portfolio use to determine how to vote proxies relating to portfolio securities and information about how the Fund and the Master Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund and the Master Portfolio file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s and the Master Portfolio’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

35

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

CUSTOMER PRIVACY NOTICE

The Hartford Financial Services Group, Inc. and Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes: a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Law Department, Privacy Law, One Hartford Plaza, Hartford, CT 06155, or at CorporatePrivacyOffice@thehartford.com.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of March 2018), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations.

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; Fountain Investors I LLC; Fountain Investors II LLC; Fountain Investors III LLC; Fountain Investors IV LLC; FP R, LLC; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Financial Services, LLC; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Group Benefits Holding Company; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life, Inc.; Hartford Life International Holding Company; Hartford Life, Ltd.; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Securities Distribution Company, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HIMCO Distribution Services Company; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex R, LLC; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; MPC Resolution Company LLC; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; Northern Homelands Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; The Hartford International Asset Management Company Limited; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company.

Revised March 2018

This report is submitted for the general information of the shareholders of the Hartford Global Impact Fund (the “Fund”). It is not authorized for distribution to persons who are not shareholders of the Fund unless preceded or accompanied by a current prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Fund. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

The Fund is distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Fund’s investment manager.

MFSAR-GI18     6/18    206761    Printed in U.S.A.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since the registrant last provided disclosure in response to this requirement.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by

Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD FUNDS MASTER FUND

Date: July 9, 2018	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: July 9, 2018	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: July 9, 2018	By:	/s/ Amy N. Furlong
Amy N. Furlong
Treasurer
(Principal Financial Officer and Principal Accounting Officer)